THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.5%	Shares	Value
Communications - 10.4%
Alphabet, Inc. - Class C	10,000	$ 1,904,400
Booking Holdings, Inc.	265	1,316,631
Meta Platforms, Inc. - Class A	4,800	2,810,448
		6,031,479
Consumer Discretionary - 7.8%
Amazon.com, Inc. (a)	11,000	2,413,290
Home Depot, Inc. (The)	1,350	525,137
Lowe's Companies, Inc.	2,300	567,640
TJX Companies, Inc. (The)	8,700	1,051,047
		4,557,114
Consumer Staples - 6.1%
PepsiCo, Inc.	2,690	409,041
Procter & Gamble Company (The)	4,850	813,103
Target Corporation	4,300	581,274
Unilever plc - ADR	16,000	907,200
Walmart, Inc.	9,000	813,150
		3,523,768
Energy - 4.9%
Chevron Corporation	7,700	1,115,268
Exxon Mobil Corporation	7,170	771,277
Schlumberger Ltd.	11,545	442,635
TotalEnergies SE - ADR	9,500	517,750
		2,846,930
Financials - 11.2%
Ameriprise Financial, Inc.	2,550	1,357,697
Chubb Ltd.	1,800	497,340
Goldman Sachs Group, Inc. (The)	1,650	944,823
JPMorgan Chase & Company	7,700	1,845,767
Morgan Stanley	7,300	917,756
PNC Financial Services Group, Inc. (The)	4,800	925,680
		6,489,063
Health Care - 7.6%
Amgen, Inc.	1,300	338,832
CVS Health Corporation	8,500	381,565
Elevance Health, Inc.	1,650	608,685
Johnson & Johnson	4,000	578,480
Merck & Company, Inc.	4,000	397,920
Pfizer, Inc.	27,510	729,840
Thermo Fisher Scientific, Inc.	1,600	832,368
UnitedHealth Group, Inc.	1,107	559,987
		4,427,677

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.5% (Continued)	Shares	Value
Industrials - 8.1%
Eaton Corporation plc	2,900	$ 962,423
Lockheed Martin Corporation	1,753	851,853
Norfolk Southern Corporation	3,200	751,040
RTX Corporation	11,000	1,272,920
Trane Technologies plc	1,430	528,170
United Parcel Service, Inc. - Class B	2,600	327,860
		4,694,266
Real Estate - 1.3%
American Tower Corporation	4,192	768,855

Technology - 27.2%
Adobe, Inc. (a)	1,600	711,488
Apple, Inc.	13,000	3,255,460
Applied Materials, Inc.	5,650	918,859
Broadcom, Inc.	7,500	1,738,800
Cisco Systems, Inc.	17,750	1,050,800
Microsoft Corporation	6,800	2,866,200
NVIDIA Corporation	20,800	2,793,232
Oracle Corporation	9,000	1,499,760
Visa, Inc. - Class A	3,175	1,003,427
		15,838,026
Utilities - 1.9%
Duke Energy Corporation	10,290	1,108,645

Total Common Stocks (Cost $17,992,588)		$ 50,285,823

EXCHANGE-TRADED FUNDS - 12.3%	Shares	Value
Consumer Staples Select Sector SPDR Fund (The)	7,550	$ 593,505
Health Care Select Sector SPDR Fund (The)	12,730	1,751,266
Invesco KBW Bank ETF	12,165	794,983
iShares Expanded Tech-Software Sector ETF (a)	8,150	815,978
iShares Semiconductor ETF	4,800	1,034,352
Vanguard Information Technology ETF	3,500	2,176,300
Total Exchange-Traded Funds (Cost $3,726,776)		$ 7,166,384

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.35% (b) (Cost $675,708)	675,708	$ 675,708

Total Investments at Value - 100.0% (Cost $22,395,072)		$ 58,127,915

Liabilities in Excess of Other Assets - (0.0%) (c)		(5,684)

Net Assets - 100.0%		$ 58,122,231

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.
(c)	Percentage rounds to less than 0.1%.